INCOME TAX EXPENSE (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Corporate income tax rate	17.00%	17.00%	17.00%
Operating loss	$ 19,000	$ 138,000
Deferred tax assets valuation allowance	$ 19,000	$ 138,000
SINGAPORE
Corporate income tax rate	17.00%